Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Financial assets.	kr 359,484	kr 357,401
AAA
Disclosure of credit risk exposure
Financial assets.	160,578	148,439
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	85,056	102,118
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	75,529	69,983
CCC to D
Disclosure of credit risk exposure
Financial assets.	919	1,266
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	283,931	284,060
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	40,548	31,934
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	141,698	153,462
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	72,476	66,680
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	18,990	19,629
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	10,219	12,355
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	245,998	239,892
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	40,548	31,934
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	141,632	152,502
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	45,239	40,413
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	18,437	14,848
Gross carrying amount | 12-month expected credit losses | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	142	195
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	30,678	34,916
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	66	960
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	27,237	26,267
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	553	4,781
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	2,822	2,908
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	7,255	9,252
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 7,255	kr 9,252